Line of Credit (Details) ¥ in Millions, $ in Millions, $ in Millions					1 Months Ended					12 Months Ended
	Aug. 20, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2015 USD ($)	Jun. 26, 2024 USD ($)	May 24, 2024 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Jun. 26, 2024 CNY (¥)	May 24, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jul. 31, 2015 TWD ($)
Line of Credit June 2018 [Member]
Line of Credit [Line Items]
Revolving credit facility			$ 100.0
Maturity date			Jul. 27, 2021
Loan agreement			$ 140.0
Line of credit percentage			0.25%
Unused commitment fee percentage			0.40%
Line of Credit June 2018 [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Line of Credit [Line Items]
Line of credit variable rate			0.50%
Line of Credit June 2018 [Member] | Daily LIBOR [Member]
Line of Credit [Line Items]
Line of credit variable rate			1.0%
Line of Credit August 2021 [Member]
Line of Credit [Line Items]
Revolving credit facility															$ 100.0
Maturity date	Aug. 20, 2024
Loan agreement	$ 150.0
Line of credit variable rate										0.50%
Unused commitment fee percentage										0.15%
Line of Credit August 2021 [Member] | Minimum [Member]
Line of Credit [Line Items]
Outstanding amount										$ 2.0
Line of Credit August 2021 [Member] | Maximum [Member]
Line of Credit [Line Items]
Outstanding amount										$ 100.0
Line of Credit August 2021 [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Line of Credit [Line Items]
Line of credit variable rate										1.0%
Line of Credit June 2015 [Member]
Line of Credit [Line Items]
Revolving credit facility				$ 5.0													$ 150.0
Maturity date				Dec. 15, 2024
Line of credit variable rate										0.78%
Interest rate										2.37%
Line of credit, outstanding										$ 4.8				$ 4.9
Line of Credit June 2015 [Member] | Minimum [Member]
Line of Credit [Line Items]
Line of credit variable rate										1.62%
Line of Credit June 2021 [Member]
Line of Credit [Line Items]
Revolving credit facility		$ 0.8							$ 0.8							¥ 5.0
Maturity date		Jun. 15, 2022
Line of credit percentage									0.50%
Credit facility							$ 1.2
Forecast [Member]
Line of Credit [Line Items]
Line of credit, outstanding													$ 25.0
Forecast [Member] | Line of Credit June 2021 [Member]
Line of Credit [Line Items]
Revolving credit facility					$ 1.1	$ 1.4					¥ 8.0	¥ 10.0
Line of credit percentage					0.25%	0.15%
Standby Letters of Credit [Member] | Line of Credit June 2018 [Member]
Line of Credit [Line Items]
Revolving credit facility			$ 25.0
Standby Letters of Credit [Member] | Line of Credit August 2021 [Member]
Line of Credit [Line Items]
Revolving credit facility	30.0
Line of Credit [Member]
Line of Credit [Line Items]
Maturity date							Jun. 22, 2023	Jun. 22, 2023
Line of credit percentage							0.30%	0.30%
Line of Credit [Member] | Line of Credit June 2018 [Member]
Line of Credit [Line Items]
Revolving credit facility			$ 10.0
Line of Credit [Member] | Line of Credit August 2021 [Member]
Line of Credit [Line Items]
Revolving credit facility	$ 20.0
Line of Credit [Member] | Line of Credit June 2021 [Member]
Line of Credit [Line Items]
Line of credit, outstanding										$ 2.5				$ 1.2
Credit facility | ¥								¥ 8.0
Credit interest rate										3.80%				4.00%